Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Commission income	$ 2,495,975	$ 3,441,458	$ 9,818,872	$ 10,757,238	$ 14,054,361	$ 13,731,826
Total revenue	2,495,975	3,441,458	9,818,872	10,757,238	14,054,361	13,731,826
Operating expenses
Commission expense	995,945	902,246	3,454,147	3,065,152	4,189,599	3,732,939
Salaries and wages	3,912,326	1,707,737	8,705,682	5,494,551	7,226,810	7,503,052
General and administrative expenses	1,120,776	821,510	4,129,842	3,188,033	4,219,635	4,089,989
Marketing and advertising expenses	66,917	100,183	201,399	304,209	357,697	364,974
Change in estimated acquisition earn-out payables				47,761	47,761	1,716,873
Depreciation and amortization	313,694	421,759	1,020,440	1,425,700	1,786,068	2,609,191
Asset impairments				3,922,110	3,922,110
Goodwill Impairment						7,594,000
Total operating expenses	6,409,658	3,953,435	17,511,510	17,447,516	21,749,680	27,611,018
Loss from operations	(3,913,683)	(511,977)	(7,692,638)	(6,690,278)	(7,695,319)	(13,879,192)
Other income (expense)
Other income (expense), net	(16,470)	65,785	(41,068)	65,807	51,345	6,530
Gain on sale of business	3,033,554		3,033,554
Recognition and change in fair value of warrant liabilities				156,000	156,000	5,503,647
Change in unrealized gains (losses) on digital assets, net	(8,558)		(8,558)
Total other (expense) income	2,757,100	(325,337)	2,088,271	(983,095)	(1,376,265)	3,853,924
Loss from continuing operations before tax	(1,156,583)	(837,314)	(5,604,367)	(7,673,373)	(9,071,584)	(10,025,268)
Loss from discontinued operations before tax						(1,984,714)
Net loss	$ (1,156,583)	$ (837,314)	$ (5,604,367)	$ (7,673,373)	$ (9,071,584)	$ (12,009,982)
Basic (loss) earnings per share
Continuing operations					$ (9.01)	$ (75.74)
Discontinued operations						(11.96)
Basic loss per share	$ (0.20)	$ (0.67)	$ (1.44)	$ (10.56)	(9.01)	(87.70)
Diluted (loss) earnings per share
Continuing operations					(9.01)	(75.74)
Discontinued operations						(11.96)
Diluted loss per share	$ (0.20)	$ (0.67)	$ (1.44)	$ (10.56)	$ (9.01)	$ (87.70)
Weighted average number of shares outstanding – Basic	5,826,995	1,252,799	3,891,166	726,347	1,007,020	165,899
Weighted average number of shares outstanding – Diluted	5,826,995	1,252,799	3,891,166	726,347	1,007,020	165,899
Nonrelated Party [Member]
Other income (expense)
Interest expense	$ (246,722)	$ (356,320)	$ (844,846)	$ (1,091,966)	$ (1,442,808)	$ (1,506,186)
Related Party [Member]
Other income (expense)
Interest expense	$ (4,704)	$ (34,802)	$ (50,811)	$ (112,936)	$ (140,802)	$ (150,067)